Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Annual Rates of Depreciation

Annual rates of depreciation are as follows:

%
Machinery and equipment	10-33
(mainly 20)
Leasehold improvements	Over the term of the lease (mainly 10)
Buildings	3
Office furniture and equipment	6-33
Computer equipment	20-33
Vehicles	15-25